Post employment benefits - Income statement expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Post employment benefits
Defined contribution plans	€ 210	€ 194	€ 183
Defined benefit plans	38	51	34
Total amount charged to staff costs (note 24 ‘Employees')	248	245	217
Defined benefit net interest income in financing costs	(5)	(4)	0
Total amount charged to income statement	€ 243	€ 241	€ 217